Document and Entity Information	Sep. 16, 2025
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001824920
Document Type	8-K/A
Document Period End Date	Sep. 16, 2025
Entity Registrant Name	IonQ, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39694
Entity Tax Identification Number	85-2992192
Entity Address, Address Line One	4505 Campus Drive
Entity Address, City or Town	College Park
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20740
City Area Code	301
Local Phone Number	298-7997
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment to the Current Report on Form 8-K filed with the SEC on September 17, 2025 (the “Original 8-K”) is being filed solely to correct a typographical error in the Original 8-K. The Original 8-K incorrectly stated that 26,622,077 shares of the common stock of the Company (as defined below) would be delivered at the closing of the Oxford Ionics Transaction (as defined below). The correct number is 25,372,150 shares of the common stock of the Company. No other changes have been made to the Original 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	IONQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock for $11.50 per share
Trading Symbol	IONQ WS
Security Exchange Name	NYSE